Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5036 | f 212.656.5893
pmadho@nyse.com

NYSE Group

08023786

January 30, 2008

CERTNYS 1-03034

Received SEC
JAN 30 2008
Washington, DC 20549

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Xcel Energy Inc., 7.60% Junior Subordinated Notes, due 2068 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 30, 2008. Tentative listing date – February 1, 2008.

Sincerely,

Paras Madho

PROCESSED
FEB 04 2008
THOMSON
FINANCIAL

END